Annual Total Returns - Fidelity International Real Estate Fund [BarChart] - 07.31 Fidelity International Real Estate Fund Retail PRO-08 - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(22.24%)
Annual Return 2012	44.16%
Annual Return 2013	12.58%
Annual Return 2014	4.21%
Annual Return 2015	1.79%
Annual Return 2016	(1.56%)
Annual Return 2017	26.69%
Annual Return 2018	(6.14%)
Annual Return 2019	27.92%
Annual Return 2020	5.70%